Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flows from Operating Activities
Net income (loss)	$ 239,000	$ 3,097,000
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Depreciation and amortization	11,835,000	3,614,000
Change in fair value of deferred compensation plan	(4,077,000)	(5,814,000)
Equity-based compensation	4,862,000	6,069,000
Equity in (earnings) loss in unconsolidated entities	573,000	0
Deferred tax expense (benefit)	244,000	0
Change in fair value of contingent consideration	1,639,000	559,000
Impairment	0	1,919,000
(Gain) loss on sale of furniture, fixtures and equipment	48,000	(80,000)
Amortization of loan costs	139,000	47,000
Changes in operating assets and liabilities, exclusive of the effect of acquisitions:
Accounts receivable	(3,578,000)	(782,000)
Due from affiliates	(48,000)	0
Inventories	(301,000)	(157,000)
Prepaid expenses and other	58,000	5,000
Operating lease right-of-use assets	874,000
Other assets	3,000	(658,000)
Accounts payable and accrued expenses	799,000	351,000
Due to affiliates	(1,236,000)	319,000
Other liabilities	5,011,000	3,313,000
Operating lease liabilities	(859,000)
Deferred income	(2,319,000)	(813,000)
Net cash provided by (used in) operating activities	14,493,000	12,264,000
Cash Flows from Investing Activities
Additions to furniture, fixtures and equipment	(3,665,000)	(4,535,000)
Proceeds from disposal of furniture, fixtures and equipment, net	58,000	0
Acquisition of BAV Services	4,267,000	0
Investment in Real Estate Advisory Holdings LLC	(2,176,000)	0
Acquisition of assets related to RED Hospitality and Leisure LLC	(988,000)	(3,670,000)
Net cash provided by (used in) investing activities	(25,547,000)	(8,205,000)
Cash Flows from Financing Activities
Payments for dividends on preferred stock	(2,791,000)	0
Payments on revolving credit facilities	(16,256,000)	(10,064,000)
Borrowings on revolving credit facilities	17,245,000	10,263,000
Proceeds from notes payable	7,336,000	1,765,000
Payments on notes payable and capital leases	(1,297,000)	(939,000)
Payments of loan costs	(41,000)	(15,000)
Employee advances	353,000	45,000
Contributions from noncontrolling interest	455,000	2,666,000
Distributions to noncontrolling interests in consolidated entities	(63,000)	(14,000)
Net cash provided by (used in) financing activities	4,941,000	3,707,000
Effect of foreign exchange rate changes on cash and cash equivalents	(15,000)	(65,000)
Net change in cash, cash equivalents and restricted cash	(6,128,000)	7,701,000
Cash, cash equivalents and restricted cash at beginning of period	59,443,000	45,556,000
Cash, cash equivalents and restricted cash at end of period	53,315,000	53,257,000
Supplemental Cash Flow Information
Interest paid	610,000	278,000
Income taxes paid	1,344,000	598,000
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Distribution from deferred compensation plan	73,000	134,000
Capital expenditures accrued but not paid	632,000	2,497,000
Capital lease additions	69,000	0
Amortization of discount on preferred stock	975,000	0
Supplemental Disclosure of Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents at beginning of period	51,529,000	36,480,000
Restricted cash at beginning of period	7,914,000	9,076,000
Cash and cash equivalents at end of period	40,039,000	40,868,000
Restricted cash at end of period	13,276,000	12,389,000
Cash, cash equivalents and restricted cash	59,443,000	53,257,000
BAV
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Common stock consideration	3,748,000	0
REA Holdings
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Common stock consideration	887,000	0
Ashford Trust OP
Changes in operating assets and liabilities, exclusive of the effect of acquisitions:
Due from affiliates	421,000	(121,000)
Braemar OP
Changes in operating assets and liabilities, exclusive of the effect of acquisitions:
Due from affiliates	166,000	1,396,000
Ashford Trust
Cash Flows from Investing Activities
Purchases of furniture, fixtures and equipment under the Ashford Trust ERFP Agreement	(13,089,000)	0
Braemar
Cash Flows from Investing Activities
Purchases of furniture, fixtures and equipment under the Ashford Trust ERFP Agreement	(1,420,000)	0
Ashford Inc. | OpenKey
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Ashford Inc. common stock consideration for purchase of OpenKey shares	$ 0	$ 838,000